Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value, Assets and Liabilities Measured on Recurring Basis	The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	December 31, 2025
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$1,117,320	$0	$	$1,117,320
Obligations of U.S. states and their political subdivisions	0	434,528	0		434,528
Foreign government securities	0	424,735	0		424,735
U.S. corporate public securities	0	19,067,987	0		19,067,987
U.S. corporate private securities	0	5,860,168	842,444		6,702,612
Foreign corporate public securities	0	5,312,470	8,746		5,321,216
Foreign corporate private securities	0	6,722,526	460,924		7,183,450
Asset-backed securities(2)	0	3,814,974	1,261,074		5,076,048
Commercial mortgage-backed securities	0	1,278,970	75,340		1,354,310
Residential mortgage-backed securities	0	933,162	8,803		941,965
Subtotal	0	44,966,840	2,657,331		47,624,171
Market risk benefit assets	0	0	2,655,866		2,655,866
Fixed maturities, trading	0	4,738,551	153,956		4,892,507
Equity securities	2,731,986	135,295	2,350		2,869,631
Short-term investments	0	271,028	164		271,192
Cash equivalents	50,286	2,464,769	0		2,515,055
Other invested assets(3)	285,479	21,524,856	0	(21,763,852)	46,483
Reinsurance recoverables and deposit receivables	0	0	804,855		804,855
Receivables from parent and affiliates	0	291,583	358,188		649,771
Subtotal excluding separate account assets	3,067,751	74,392,922	6,632,710	(21,763,852)	62,329,531
Separate account assets(4)(5)	567,387	110,105,979	21,982		110,695,348
Total assets	$3,635,138	$184,498,901	$6,654,692	$(21,763,852)	$173,024,879
Market risk benefit liabilities	$0	$0	$4,482,417	$	$4,482,417
Policyholders' account balances	0	0	18,606,282		18,606,282
Reinsurance and funds withheld payables	0	265	0		265
Payables to parent and affiliates	0	33,211,800	0	(30,731,963)	2,479,837
Other liabilities	258,878	0	0	(256,500)	2,378
Total liabilities	$258,878	$33,212,065	$23,088,699	$(30,988,463)	$25,571,179

	December 31, 2024
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$1,099,241	$0	$	$1,099,241
Obligations of U.S. states and their political subdivisions	0	541,066	0		541,066
Foreign government securities	0	309,686	648		310,334
U.S. corporate public securities	0	13,238,428	0		13,238,428
U.S. corporate private securities	0	4,996,400	757,697		5,754,097
Foreign corporate public securities	0	3,692,124	6,727		3,698,851
Foreign corporate private securities	0	4,906,450	435,183		5,341,633
Asset-backed securities(2)	0	3,126,089	624,574		3,750,663
Commercial mortgage-backed securities	0	820,457	75,318		895,775
Residential mortgage-backed securities	0	356,072	0		356,072
Subtotal	0	33,086,013	1,900,147		34,986,160
Market risk benefit assets	0	0	2,637,363		2,637,363
Fixed maturities, trading	0	3,778,760	66,285		3,845,045
Equity securities	2,587,791	15,514	20,515		2,623,820
Short-term investments	0	390,745	105,540		496,285
Cash equivalents	0	2,851,250	33		2,851,283
Other invested assets(3)	2,302	15,330,249	143	(15,308,195)	24,499
Reinsurance recoverables and deposit receivables	0	0	645,193		645,193
Receivables from parent and affiliates	0	169,072	351,390		520,462
Subtotal excluding separate account assets	2,590,093	55,621,603	5,726,609	(15,308,195)	48,630,110
Separate account assets(4)(5)	273,288	111,415,717	10,547		111,699,552
Total assets	$2,863,381	$167,037,320	$5,737,156	$(15,308,195)	$160,329,662
Market risk benefit liabilities	$0	$0	$4,281,244	$	$4,281,244
Policyholders' account balances	0	0	12,624,585		12,624,585
Payables to parent and affiliates	0	27,232,920	0	(23,617,643)	3,615,277
Other liabilities	7,988	1,274	31	(1,943)	7,350
Total liabilities	$7,988	$27,234,194	$16,905,860	$(23,619,586)	$20,528,456
(1)"Netting" amounts represent cash collateral of $(9,225) million and $(8,311) million as of December 31, 2025 and 2024, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting agreements.
(2)Includes credit-tranched securities collateralized by loan obligations, home equity loans, auto loans and education loans.
(3)Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2025 and 2024, the fair value of such investments was $87 million and $44 million, respectively.
(4)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
(5)Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate-owned life insurance fund. At December 31, 2025 and 2024, the fair value of such investments was $7,914 million and $6,444 million, respectively.

Fair Value Inputs, Assets and Liabilities, Quantitative Information	The tables below present quantitative information regarding significant internally-priced Level 3 assets and liabilities.

	December 31, 2025
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)(2)
	(in thousands)
Assets:
Corporate securities(3)	$1,187,393	Discounted cash flow	Discount rate	1.85%	25.50%	9.62%	Decrease
		Market comparables	EBITDA multiple(4)	7.00 X	7.00 X	7.00 X	Increase
		Liquidation	Liquidation value	12.01%	30.83%	28.88%	Increase
Asset-backed securities	$403,303	Discounted cash flow	Discount rate	2.10%	10.05%	5.42%	Decrease
Commercial mortgage-backed securities	$75,340	Discounted cash flow	Liquidity premium	0.90%	0.90%	0.90%	Decrease
Market risk benefit assets(5)	$2,655,866	Discounted cash flow	Lapse rate(6)	1%	20%		Increase
			Spread over SOFR(7)	0.38%	1.61%		Increase
			Utilization rate(8)	37%	94%		Decrease
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%	16%		Increase
			Equity volatility curve	15%	25%		Decrease
Reinsurance recoverables and deposit receivables(11)	$804,855	Discounted cash flow	Lapse rate(6)	0%	80%		Decrease
			Spread over SOFR(7)	0.38%	1.61%		Decrease
			Option budget(13)	(2)%	9%		Increase
Receivables from parent and affiliates	$354,207	Liquidation	Liquidation value	100%	100%	100%	Increase
Liabilities:
Market risk benefit liabilities(5)	$4,482,417	Discounted cash flow	Lapse rate(6)	1%	20%		Decrease
			Spread over SOFR(7)	0.38%	1.61%		Decrease
			Utilization rate(8)	37%	94%		Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%	16%		Decrease
			Equity volatility curve	15%	25%		Increase
Policyholders' account balances(12)	$18,606,282	Discounted cash flow	Lapse rate(6)	0%	80%		Decrease
			Spread over SOFR(7)	0.38%	1.61%		Decrease
			Mortality rate(10)	0%	23%		Decrease
			Option budget(13)	(2)%	9%		Increase

	December 31, 2024
	Fair Value	Valuation Techniques	Unobservable Inputs		Minimum		Maximum		Weighted Average	Impact of Increase in Input on Fair Value(1)(2)
	(in thousands)
Assets:
Corporate securities(3)	$1,130,627	Discounted cash flow	Discount rate		2.15%		20.00%		11.15%	Decrease
		Market comparables	EBITDA multiple(4)	5.0	X	5.0	X	5.0	X	Increase
		Liquidation	Liquidation value		75.00%		75.00%		75.00%	Increase
Asset-backed securities	$90,370	Discounted cash flow	Discount rate		2.30%		10.70%		6.18%	Decrease
Commercial mortgage-backed securities	$75,318	Discounted cash flow	Liquidity premium		1.00%		1.00%		1.00%	Decrease
Market risk benefit assets(5)	$2,637,363	Discounted cash flow	Lapse rate(6)		1%		20%			Increase
			Spread over SOFR(7)		0.29%		1.79%			Increase
			Utilization rate(8)		37%		94%			Decrease
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)		0%		16%			Increase
			Equity volatility curve		16%		25%			Decrease
Reinsurance recoverables and deposit receivables(11)	$645,193	Discounted cash flow	Lapse rate(6)		0%		80%			Decrease
			Spread over SOFR(7)		0.29%		1.71%			Decrease
			Option budget(13)		(1)%		7%			Increase
Receivables from parent and affiliates	$328,001	Liquidation	Liquidation value		100%		100%		100%	Increase
Liabilities:
Market risk benefit liabilities(5)	$4,281,244	Discounted cash flow	Lapse rate(6)		1%		20%			Decrease
			Spread over SOFR(7)		0.29%		1.79%			Decrease
			Utilization rate(8)		37%		94%			Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)		0%		16%			Decrease
			Equity volatility curve		16%		25%			Increase
Policyholders' account balances(12)	$12,624,585	Discounted cash flow	Lapse rate(6)		0%		80%			Decrease
			Spread over SOFR(7)		0.29%		1.73%			Decrease
			Mortality rate(10)		0%		23%			Decrease
			Option budget(13)		(1)%		7%			Increase
(1)Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.
(2)Directional impacts for MRB assets and liabilities are associated with the directional impacts of direct and assumed MRBs.
(3)Includes assets classified as fixed maturities, available-for-sale and fixed maturities, trading.
(4)Represents multiple of earnings before interest, taxes, depreciation and amortization ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.
(5)Market risk benefits primarily represent fair value for all living benefit guarantees including accumulation, withdrawal and income benefits. Since the valuation methodology for these assets and liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(6)Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these balances.
(7)The spread over the SOFR swap curve represents the premium added to the proxy for the risk-free rate (SOFR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees as of December 31, 2025 and 2024, respectively. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements are insurance liabilities and are therefore senior to debt. Effective April 2023, the Company entered into an agreement with The Ohio National Life Insurance Company, now known as AuguStar Life Insurance Company ("AuguStar"), an affiliate of Constellation Insurance Holdings, Inc., to reinsure approximately $10 billion of account values of PDI traditional variable annuity contracts with guaranteed living benefits. See Note 12 for additional information regarding this transaction. As a result of this transaction, a ceded MRB asset balance was established to fair value the reinsurance reimbursements to the Company. The establishment of the fair value also required an estimate of NPR for AuguStar, which may differ from the Company's; however, the NPR spreads for AuguStar were developed using a methodology similar to that of the Company.
(8)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.
(9)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of both December 31, 2025 and 2024, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.
(10)The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age and duration. A mortality improvement assumption is also incorporated into the overall mortality table.
(11)Includes deposit assets related to reinsurance agreements using deposit method of accounting and modified coinsurance agreements, which include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain annuity products.
(12)Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life and annuity products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(13)Option budget estimates the expected long-term cost of options used to hedge exposures associated with equity price and interest rate changes. The level of option budget determines future costs of the options, which impacts the growth in account value and the valuation of embedded derivatives.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation	The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods (excluding MRBs disclosed in Note 11). When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2025(6)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)	Purchases	Sales	Issuances	Settlements	Other(1)	Transfers into Level 3(7)	Transfers out of Level 3(7)	Fair Value, end of period	Unrealized gains (losses) for assets and liabilities still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government	$648	$(8)	$0	$0	$0	$(640)	$0	$0	$0	$0	$0
Corporate securities(3)	1,199,607	(18,352)	1,298,618	(929,011)	0	(275,269)	(3,819)	54,950	(14,610)	1,312,114	(26,070)
Structured securities(4)	699,892	6,535	879,448	(38,219)	0	(229,224)	(30,444)	292,257	(235,028)	1,345,217	4,813
Other assets:
Fixed maturities, trading	66,285	22,926	565,106	0	0	(46,805)	26,461	2,166	(482,183)	153,956	26,447
Equity securities	20,515	(140)	2,249	0	0	0	0	0	(20,274)	2,350	(140)
Other invested assets	143	(143)	0	0	0	0	0	0	0	0	(143)
Short-term investments	105,540	(201)	4,018	(104,545)	0	(25,279)	(1,741)	22,372	0	164	(226)
Cash equivalents	33	(46)	2,660	(35)	0	(2,305)	(307)	0	0	0	(80)
Reinsurance recoverables and deposit receivables(5)	645,193	(19,866)	179,528	0	0	0	0	0	0	804,855	(337,374)
Separate account assets	10,547	520	12,710	(789)	0	(1,006)	0	0	0	21,982	533
Receivables from parent and affiliates	351,390	(8,467)	159,069	(16,034)	0	(135,122)	30,792	0	(23,440)	358,188	(588)
Liabilities:
Policyholders' account balances(5)	(12,624,585)	(4,407,178)	0	0	(1,574,519)	0	0	0	0	(18,606,282)	675,999
Other liabilities	(31)	31	0	0	0	0	0	0	0	0	31
Notes issued by consolidated variable interest entities	0	0	0	0	(17,538)	17,538	0	0	0	0	0

	Year Ended December 31, 2025
	Total realized and unrealized gains (losses)					Unrealized gains (losses) for assets and liabilities still held(2)
	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(51,531)	$0	$0	$38,751	$955	$(57,441)	$0	$0	$36,184
Other assets:
Fixed maturities, trading	0	23,182	0	0	(256)	0	26,447	0	0
Equity securities	0	(140)	0	0	0	0	(140)	0	0
Other invested assets	(143)	0	0	0	0	(143)	0	0	0
Short-term investments	184	0	0	(385)	0	125	0	0	(351)
Cash equivalents	(46)	0	0	0	0	(80)	0	0	0
Reinsurance recoverables and deposit receivables	(19,866)	0	0	0	0	(337,374)	0	0	0
Separate account assets	0	0	520	0	0	0	0	533	0
Receivables from parent and affiliates	(7,689)	0	0	(778)	0	0	0	0	(588)
Liabilities:
Policyholders' account balances	(4,407,178)	0	0	0	0	675,999	0	0	0
Other liabilities	31	0	0	0	0	31	0	0	0
Notes issued by consolidated variable interest entities	0	0	0	0	0	0	0	0	0

	Year Ended December 31, 2024(6)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)	Purchases	Sales	Issuances	Settlements	Other(1)	Transfers into Level 3(7)	Transfers out of Level 3(7)	Fair Value, end of period	Unrealized gains (losses) for assets and liabilities still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government	$682	$(34)	$0	$0	$0	$0	$0	$0	$0	$648	$(44)
Corporate securities(3)	1,014,343	(69,658)	1,172,201	(702,073)	0	(183,577)	(64,672)	33,043	0	1,199,607	(61,011)
Structured securities(4)	177,237	(5,386)	771,208	(40,508)	0	(96,067)	65,480	34,578	(206,650)	699,892	(3,394)
Other assets:
Fixed maturities, trading	34,048	(9,654)	261,968	(52)	0	(2,261)	0	18,842	(236,606)	66,285	(9,705)
Equity securities	28,709	(2,135)	273	(6,120)	0	(6,332)	6,120	0	0	20,515	(230)
Other invested assets	1	142	0	0	0	0	0	0	0	143	142
Short-term investments	1,759	1,539	117,046	(13,113)	0	(1,488)	(203)	0	0	105,540	321
Cash equivalents	0	(41)	744	0	0	(65)	(605)	0	0	33	(41)
Reinsurance recoverables and deposit receivables(5)	192,642	26,029	333,291	0	0	0	93,231	0	0	645,193	(122,807)
Separate account assets	5,985	457	5,823	(2,050)	0	(126)	0	458	0	10,547	457
Receivables from parent and affiliates	0	90	418,916	(51,199)	0	0	0	0	(16,417)	351,390	90
Liabilities:
Policyholders' account balances(5)	(7,697,627)	(2,687,101)	0	0	(2,286,786)	0	46,929	0	0	(12,624,585)	1,254,144
Other liabilities	0	(31)	0	0	0	0	0	0	0	(31)	(31)

	Year Ended December 31, 2024
	Total realized and unrealized gains (losses)					Unrealized gains (losses) for assets and liabilities still held(2)
	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(54,924)	$0	$0	$(19,313)	$(841)	$(40,765)	$0	$0	$(23,684)
Other assets:
Fixed maturities, trading	0	(9,661)	0	0	7	0	(9,705)	0	0
Equity securities	0	(2,135)	0	0	0	0	(230)	0	0
Other invested assets	142	0	0	0	0	142	0	0	0
Short-term investments	1,142	0	0	385	12	(64)	0	0	385
Cash equivalents	(41)	0	0	0	0	(41)	0	0	0
Reinsurance recoverables and deposit receivables	26,029	0	0	0	0	(122,807)	0	0	0
Separate account assets	0	0	457	0	0	0	0	457	0
Receivables from parent and affiliates	0	0	0	90	0	0	0	0	90
Liabilities:
Policyholders' account balances	(2,687,101)	0	0	0	0	1,254,144	0	0	0
Other liabilities	(31)	0	0	0	0	(31)	0	0	0

	Year Ended December 31, 2023
	Total realized and unrealized gains (losses)					Unrealized gains (losses) for assets and liabilities still held(2)
	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(2,081)	$0	$0	$(2,808)	$490	$(2,904)	$0	$0	$(2,420)
Other assets:
Fixed maturities, trading	0	1,080	0	0	3	0	1,225	0	0
Equity securities	0	(928)	0	0	0	0	(928)	0	0
Other invested assets	1	0	0	0	0	1	0	0	0
Short-term investments	1,857	0	0	(73)	789	0	0	0	0
Reinsurance recoverables and deposit receivables	(104,596)	0	0	0	0	(119,067)	0	0	0
Separate account assets	0	0	408	0	0	0	0	406	0
Liabilities:
Policyholders' account balances	(2,649,136)	0	0	0	0	(368,507)	0	0	0
(1)"Other" includes additional activity not allocated to the specific categories within the rollforward of Level 3 Assets and Liabilities.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)Includes U.S. corporate private, foreign corporate public, foreign corporate private, and foreign government bonds.
(4)Includes asset-backed, commercial mortgage-backed, and residential mortgage-backed securities.
(5)Purchases/issuances and settlements for Policyholders' account balances and Reinsurance recoverables and deposit receivables are presented net in the rollforward.
(6)Excludes MRB assets of $2,656 million and $2,637 million and MRB liabilities of $4,482 million and $4,281 million as of December 31, 2025 and 2024, respectively. See Note 11 for additional information.
(7)Transfers into or out of Level 3 are generally reported at the value as of the beginning of the quarter in which the transfers occur for any such positions still held at the end of the quarter.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods (excluding MRBs disclosed in Note 11). When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2025(6)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)	Purchases	Sales	Issuances	Settlements	Other(1)	Transfers into Level 3(7)	Transfers out of Level 3(7)	Fair Value, end of period	Unrealized gains (losses) for assets and liabilities still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government	$648	$(8)	$0	$0	$0	$(640)	$0	$0	$0	$0	$0
Corporate securities(3)	1,199,607	(18,352)	1,298,618	(929,011)	0	(275,269)	(3,819)	54,950	(14,610)	1,312,114	(26,070)
Structured securities(4)	699,892	6,535	879,448	(38,219)	0	(229,224)	(30,444)	292,257	(235,028)	1,345,217	4,813
Other assets:
Fixed maturities, trading	66,285	22,926	565,106	0	0	(46,805)	26,461	2,166	(482,183)	153,956	26,447
Equity securities	20,515	(140)	2,249	0	0	0	0	0	(20,274)	2,350	(140)
Other invested assets	143	(143)	0	0	0	0	0	0	0	0	(143)
Short-term investments	105,540	(201)	4,018	(104,545)	0	(25,279)	(1,741)	22,372	0	164	(226)
Cash equivalents	33	(46)	2,660	(35)	0	(2,305)	(307)	0	0	0	(80)
Reinsurance recoverables and deposit receivables(5)	645,193	(19,866)	179,528	0	0	0	0	0	0	804,855	(337,374)
Separate account assets	10,547	520	12,710	(789)	0	(1,006)	0	0	0	21,982	533
Receivables from parent and affiliates	351,390	(8,467)	159,069	(16,034)	0	(135,122)	30,792	0	(23,440)	358,188	(588)
Liabilities:
Policyholders' account balances(5)	(12,624,585)	(4,407,178)	0	0	(1,574,519)	0	0	0	0	(18,606,282)	675,999
Other liabilities	(31)	31	0	0	0	0	0	0	0	0	31
Notes issued by consolidated variable interest entities	0	0	0	0	(17,538)	17,538	0	0	0	0	0

	Year Ended December 31, 2025
	Total realized and unrealized gains (losses)					Unrealized gains (losses) for assets and liabilities still held(2)
	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(51,531)	$0	$0	$38,751	$955	$(57,441)	$0	$0	$36,184
Other assets:
Fixed maturities, trading	0	23,182	0	0	(256)	0	26,447	0	0
Equity securities	0	(140)	0	0	0	0	(140)	0	0
Other invested assets	(143)	0	0	0	0	(143)	0	0	0
Short-term investments	184	0	0	(385)	0	125	0	0	(351)
Cash equivalents	(46)	0	0	0	0	(80)	0	0	0
Reinsurance recoverables and deposit receivables	(19,866)	0	0	0	0	(337,374)	0	0	0
Separate account assets	0	0	520	0	0	0	0	533	0
Receivables from parent and affiliates	(7,689)	0	0	(778)	0	0	0	0	(588)
Liabilities:
Policyholders' account balances	(4,407,178)	0	0	0	0	675,999	0	0	0
Other liabilities	31	0	0	0	0	31	0	0	0
Notes issued by consolidated variable interest entities	0	0	0	0	0	0	0	0	0

	Year Ended December 31, 2024(6)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)	Purchases	Sales	Issuances	Settlements	Other(1)	Transfers into Level 3(7)	Transfers out of Level 3(7)	Fair Value, end of period	Unrealized gains (losses) for assets and liabilities still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government	$682	$(34)	$0	$0	$0	$0	$0	$0	$0	$648	$(44)
Corporate securities(3)	1,014,343	(69,658)	1,172,201	(702,073)	0	(183,577)	(64,672)	33,043	0	1,199,607	(61,011)
Structured securities(4)	177,237	(5,386)	771,208	(40,508)	0	(96,067)	65,480	34,578	(206,650)	699,892	(3,394)
Other assets:
Fixed maturities, trading	34,048	(9,654)	261,968	(52)	0	(2,261)	0	18,842	(236,606)	66,285	(9,705)
Equity securities	28,709	(2,135)	273	(6,120)	0	(6,332)	6,120	0	0	20,515	(230)
Other invested assets	1	142	0	0	0	0	0	0	0	143	142
Short-term investments	1,759	1,539	117,046	(13,113)	0	(1,488)	(203)	0	0	105,540	321
Cash equivalents	0	(41)	744	0	0	(65)	(605)	0	0	33	(41)
Reinsurance recoverables and deposit receivables(5)	192,642	26,029	333,291	0	0	0	93,231	0	0	645,193	(122,807)
Separate account assets	5,985	457	5,823	(2,050)	0	(126)	0	458	0	10,547	457
Receivables from parent and affiliates	0	90	418,916	(51,199)	0	0	0	0	(16,417)	351,390	90
Liabilities:
Policyholders' account balances(5)	(7,697,627)	(2,687,101)	0	0	(2,286,786)	0	46,929	0	0	(12,624,585)	1,254,144
Other liabilities	0	(31)	0	0	0	0	0	0	0	(31)	(31)

	Year Ended December 31, 2024
	Total realized and unrealized gains (losses)					Unrealized gains (losses) for assets and liabilities still held(2)
	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(54,924)	$0	$0	$(19,313)	$(841)	$(40,765)	$0	$0	$(23,684)
Other assets:
Fixed maturities, trading	0	(9,661)	0	0	7	0	(9,705)	0	0
Equity securities	0	(2,135)	0	0	0	0	(230)	0	0
Other invested assets	142	0	0	0	0	142	0	0	0
Short-term investments	1,142	0	0	385	12	(64)	0	0	385
Cash equivalents	(41)	0	0	0	0	(41)	0	0	0
Reinsurance recoverables and deposit receivables	26,029	0	0	0	0	(122,807)	0	0	0
Separate account assets	0	0	457	0	0	0	0	457	0
Receivables from parent and affiliates	0	0	0	90	0	0	0	0	90
Liabilities:
Policyholders' account balances	(2,687,101)	0	0	0	0	1,254,144	0	0	0
Other liabilities	(31)	0	0	0	0	(31)	0	0	0

	Year Ended December 31, 2023
	Total realized and unrealized gains (losses)					Unrealized gains (losses) for assets and liabilities still held(2)
	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(2,081)	$0	$0	$(2,808)	$490	$(2,904)	$0	$0	$(2,420)
Other assets:
Fixed maturities, trading	0	1,080	0	0	3	0	1,225	0	0
Equity securities	0	(928)	0	0	0	0	(928)	0	0
Other invested assets	1	0	0	0	0	1	0	0	0
Short-term investments	1,857	0	0	(73)	789	0	0	0	0
Reinsurance recoverables and deposit receivables	(104,596)	0	0	0	0	(119,067)	0	0	0
Separate account assets	0	0	408	0	0	0	0	406	0
Liabilities:
Policyholders' account balances	(2,649,136)	0	0	0	0	(368,507)	0	0	0
(1)"Other" includes additional activity not allocated to the specific categories within the rollforward of Level 3 Assets and Liabilities.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)Includes U.S. corporate private, foreign corporate public, foreign corporate private, and foreign government bonds.
(4)Includes asset-backed, commercial mortgage-backed, and residential mortgage-backed securities.
(5)Purchases/issuances and settlements for Policyholders' account balances and Reinsurance recoverables and deposit receivables are presented net in the rollforward.
(6)Excludes MRB assets of $2,656 million and $2,637 million and MRB liabilities of $4,482 million and $4,281 million as of December 31, 2025 and 2024, respectively. See Note 11 for additional information.
(7)Transfers into or out of Level 3 are generally reported at the value as of the beginning of the quarter in which the transfers occur for any such positions still held at the end of the quarter.

Fair Value Disclosure Financial Instruments Not Carried at Fair Value
The tables below present the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2025
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$10,113,511	$10,113,511	$10,082,667
Policy loans	0	0	1,666,965	1,666,965	1,666,965
Short-term investments	49,602	0	0	49,602	49,602
Cash and cash equivalents	361,333	0	0	361,333	361,333
Accrued investment income	0	618,033	0	618,033	618,033
Reinsurance recoverables and deposit receivables	0	0	4,588,399	4,588,399	4,589,685
Receivables from parent and affiliates	0	313,681	0	313,681	313,681
Other assets	0	267,560	0	267,560	267,560
Total assets	$410,935	$1,199,274	$16,368,875	$17,979,084	$17,949,526
Liabilities:
Policyholders’ account balances - investment contracts	$0	$762,066	$14,868,285	$15,630,351	$15,644,802
Cash collateral for loaned securities	0	22,622	0	22,622	22,622
Reinsurance and funds withheld payables	0	2,886,507	0	2,886,507	2,886,507
Payables to parent and affiliates	0	17,380	0	17,380	17,380
Other liabilities	0	657,530	30,794	688,324	688,324
Total liabilities	$0	$4,346,105	$14,899,079	$19,245,184	$19,259,635

	December 31, 2024
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$7,534,909	$7,534,909	$7,759,323
Policy loans	0	0	1,541,480	1,541,480	1,541,480
Short-term investments	21,101	0	0	21,101	21,101
Cash and cash equivalents	474,415	0	0	474,415	474,415
Accrued investment income	0	466,394	0	466,394	466,394
Reinsurance recoverables and deposit receivables	0	0	2,355,489	2,355,489	2,357,292
Receivables from parent and affiliates	0	157,566	0	157,566	157,566
Other assets	0	203,493	0	203,493	203,493
Total assets	$495,516	$827,453	$11,431,878	$12,754,847	$12,981,064
Liabilities:
Policyholders’ account balances - investment contracts	$0	$815,520	$9,995,841	$10,811,361	$10,826,931
Cash collateral for loaned securities	0	121,372	0	121,372	121,372
Reinsurance and funds withheld payables	0	2,602,140	0	2,602,140	2,602,140
Payables to parent and affiliates	0	38,571	0	38,571	38,571
Other liabilities	0	849,278	31,606	880,884	880,884
Total liabilities	$0	$4,426,881	$10,027,447	$14,454,328	$14,469,898
(1)Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or are out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.